Schedule of Investments - Virtus Newfleet Short Duration High Yield Bond ETF

April 30, 2024 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS – 81.5%

Communication Services – 6.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 6.38%, 09/01/29(1)	$2,000	$1,835
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 08/15/30(1)	5,000	4,067
CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 03/01/31(1)	25,000	23,739
DIRECTV Financing LLC, 8.88%, 02/01/30(1)	5,000	4,866
DISH DBS Corp., 5.88%, 11/15/24	30,000	28,286
DISH DBS Corp., 7.75%, 07/01/26	40,000	25,139
Gray Television, Inc., 7.00%, 05/15/27(1)	60,000	54,654
Level 3 Financing, Inc., 3.63%, 01/15/29(1)	40,000	13,802
Millennium Escrow Corp., 6.63%, 08/01/26(1)	45,000	25,866
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	50,000	13,644
Univision Communications, Inc., 6.63%, 06/01/27(1)	25,000	24,146
Total Communication Services		220,044

Consumer Discretionary – 15.6%
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 04/01/30(1)	30,000	26,839
Carnival Corp., 7.63%, 03/01/26(1)	43,000	43,296
Carnival Corp., 7.00%, 08/15/29(1)	5,000	5,136
Churchill Downs, Inc., 6.75%, 05/01/31(1)	30,000	29,820
Clarios Global LP / Clarios US Finance Co., 8.50%, 05/15/27(1)	30,000	30,096
Ford Motor Co., 3.25%, 02/12/32	95,000	76,551
Gates Global LLC / Gates Corp., 6.25%, 01/15/26(1)	35,000	35,048
Legends Hospitality Holding Co. LLC / Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(1)	40,000	39,575
Light & Wonder International, Inc., 7.00%, 05/15/28(1)	40,000	40,168
Newell Brands, Inc., 6.63%, 09/15/29	44,000	42,581
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/26(1)	50,000	49,815
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 02/15/29(1)	15,000	14,273
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/28(1)	20,000	19,556
Royal Caribbean Cruises Ltd., 9.25%, 01/15/29(1)	3,000	3,206
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	60,000	54,931
Total Consumer Discretionary		510,891

Consumer Staples – 2.2%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/30(1)	27,000	27,037
H-Food Holdings LLC / Hearthside Finance Co., Inc., 8.50%, 06/01/26(1)	30,000	2,325
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/29(1)	55,000	32,354
Post Holdings, Inc., 6.25%, 02/15/32(1)	10,000	9,879
Total Consumer Staples		71,595

Energy – 15.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	36,000	35,266
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	45,000	45,961
CITGO Petroleum Corp., 7.00%, 06/15/25(1)	49,000	48,986
Civitas Resources, Inc., 8.75%, 07/01/31(1)	32,000	33,984
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(1)	35,000	34,833
DT Midstream, Inc., 4.13%, 06/15/29(1)	40,000	36,287
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), perpetual(2)(3)	60,000	58,371
EQM Midstream Partners LP, 6.38%, 04/01/29(1)	5,000	4,957
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	30,000	31,074
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(1)	25,000	26,597
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	35,000	33,657
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/31(1)	15,000	14,376
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(1)	40,000	39,501
Nabors Industries Ltd., 7.25%, 01/15/26(1)	40,000	39,653
Transocean, Inc., 8.75%, 02/15/30(1)	22,500	23,476
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29(1)	5,000	4,422
Viper Energy Partners LP, 7.38%, 11/01/31(1)	5,000	5,158
Total Energy		516,559

Financials – 10.4%
Blackstone Private Credit Fund, 7.30%, 11/27/28(1)	15,000	15,425
Blue Owl Credit Income Corp., 6.65%, 03/15/31(1)	34,000	32,744
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	50,000	45,613
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(1)	25,000	24,086
Citigroup, Inc., Series T, 6.25%, (3-Month SOFR + 4.78%), perpetual(2)(3)	35,000	34,929
Global Atlantic Finance Co., 7.95%, 06/15/33(1)	38,000	41,147
Hub International Ltd., 7.25%, 06/15/30(1)	5,000	5,077
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	60,000	55,617
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	23,000	20,930
NCR Atleos Corp., 9.50%, 04/01/29(1)	22,000	23,406
OneMain Finance Corp., 6.63%, 01/15/28	40,000	39,908
Total Financials		338,882

Health Care – 4.3%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/30(1)	30,000	28,570

Schedule of Investments - Virtus Newfleet Short Duration High Yield Bond ETF (continued)

April 30, 2024 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Health Care (continued)
CHS/Community Health Systems, Inc., 5.25%, 05/15/30(1)	$40,000	$32,740
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	20,000	15,631
LifePoint Health, Inc., 9.88%, 08/15/30(1)	30,000	31,277
Medline Borrower LP, 5.25%, 10/01/29(1)	30,000	27,955
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/29(1)	5,000	4,974
Total Health Care		141,147

Industrials – 10.7%
Beacon Roofing Supply, Inc., 6.50%, 08/01/30(1)	15,000	14,986
Chart Industries, Inc., 9.50%, 01/01/31(1)	30,000	32,236
Fortress Transportation And Infrastructure Investors LLC, 7.00%, 05/01/31(1)	20,000	20,132
Global Infrastructure Solutions, Inc., 7.50%, 04/15/32(1)	50,000	48,008
Hertz Corp. (The), 4.63%, 12/01/26(1)	19,000	14,736
Hertz Corp. (The), 5.00%, 12/01/29(1)	20,000	13,753
Hillenbrand, Inc., 6.25%, 02/15/29	5,000	4,967
LBM Acquisition LLC, 6.25%, 01/15/29(1)	23,000	21,135
Neptune Bidco US, Inc., 9.29%, 04/15/29(1)	30,000	28,345
Regal Rexnord Corp., 6.05%, 04/15/28(1)	30,000	29,953
Science Applications International Corp., 4.88%, 04/01/28(1)	39,000	36,852
SRS Distribution, Inc., 6.13%, 07/01/29(1)	45,000	45,710
TransDigm, Inc., 6.63%, 03/01/32(1)	30,000	29,987
WESCO Distribution, Inc., 6.38%, 03/15/29(1)	10,000	9,946
Total Industrials		350,746

Information Technology – 3.8%
Boost Newco Borrower LLC, 7.50%, 01/15/31(1)	18,000	18,591
Commscope Technologies LLC, 6.00%, 06/15/25(1)	20,000	15,825
Consensus Cloud Solutions, Inc., 6.00%, 10/15/26(1)	10,000	9,491
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	30,000	26,296
Viasat, Inc., 5.63%, 09/15/25(1)	55,000	52,904
Total Information Technology		123,107

Materials – 7.7%
Asp Unifrax Holdings, Inc., 5.25%, 09/30/28(1)	62,000	37,420
Graham Packaging Co., Inc., 7.13%, 08/15/28(1)	37,000	33,461
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/28(1)	20,000	19,602
LSB Industries, Inc., 6.25%, 10/15/28(1)	60,000	56,941
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27(1)	30,000	29,433
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(1)	50,000	51,370
Windsor Holdings III LLC, 8.50%, 06/15/30(1)	22,000	22,941
Total Materials		251,168

Real Estate – 1.0%
VICI Properties LP / VICI Note Co., Inc., 4.63%, 12/01/29(1)	35,000	32,493

Utilities – 3.3%
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	30,000	29,420
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	18,000	17,072
NRG Energy, Inc., 7.00%, 03/15/33(1)	25,000	26,056
Sunnova Energy Corp., 5.88%, 09/01/26(1)	35,000	21,801
Vistra Operations Co. LLC, 6.88%, 04/15/32(1)	15,000	14,948
Total Utilities		109,297
Total Corporate Bonds
(Cost $2,819,341)		2,665,929
FOREIGN BONDS – 11.1%

Communication Services – 0.2%
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	20,000	5,916

Consumer Discretionary – 2.1%
Ontario Gaming GTA LP/OTG Co.-Issuer LLC, 8.00%, 08/01/30 (Canada)(1)	25,000	25,399
Raptor Acquisition Corp. / Raptor Co.-Issuer LLC, 4.88%, 11/01/26 (Canada)(1)	45,000	42,819
Total Consumer Discretionary		68,218

Energy – 3.7%
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Australia)(1)	50,000	51,955
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Canada)(1)	25,000	24,496
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	45,000	43,760
Total Energy		120,211

Financials – 0.6%
GGAM Finance Ltd., 6.88%, 04/15/29 (Ireland)(1)	20,000	20,031

Health Care – 1.8%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	65,000	60,443

Industrials – 0.8%
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/28 (Switzerland)(1)	28,000	25,104

Materials – 1.9%
FMG Resources August 2006 Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	43,000	41,384
Trivium Packaging Finance BV, 8.50%, 08/15/27 (Netherlands)(1)	21,000	20,818
Total Materials		62,202
Total Foreign Bonds
(Cost $375,323)		362,125

Schedule of Investments - Virtus Newfleet Short Duration High Yield Bond ETF (continued)

April 30, 2024 (unaudited)

Security Description	Principal	Value

TERM LOANS – 0.4%

Financials – 0.0%(4)
Lannett Co., Inc., 0.00%, 06/16/30(2)(5)(6)	$2,532	$557

Manufacturing – 0.4%
Arcline FM Holdings LLC, 13.82%, (3-Month SOFR + 8.51%), 06/15/29(2)	12,828	12,700

Total Term Loans
(Cost $12,661)		13,257
Common Stock – 0.0%(4)
Health Care – 0.0%(4)
Lannett Co., Inc.*(6) (Cost $462)	416	—
MONEY MARKET FUND - 4.3%
JP Morgan U.S. Government Money Market Institutional Shares, 5.16%(7) (Cost $140,025)	140,025	140,025
TOTAL INVESTMENTS - 97.3%
(Cost $3,347,812)		3,181,336
Other Assets in Excess of Liabilities - 2.7%		88,970
Net Assets - 100.0%		$3,270,306

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2024, the aggregate value of these securities was $2,625,805, or 80.3% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2024.
(3)	Perpetual security with no stated maturity date.
(4)	Amount rounds to less than 0.05%.
(5)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(6)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	The rate shown reflects the seven-day yield as of April 30, 2024.

Abbreviations:
CMT — Constant Maturity Treasury Index
SOFR — Secured Overnight Financing Rate

Schedule of Investments - Virtus Newfleet Short Duration High Yield Bond ETF (continued)

April 30, 2024 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2024.
	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$2,665,929	$—	$2,665,929
Foreign Bonds	—	362,125	—	362,126
Term Loans	—	12,700	557	13,257
Common Stock	—	—	—	—
Money Market Fund	140,025	—	—	140,025
Total	$140,025	$3,040,754	$557	$3,181,336

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended April 30, 2024.